CONDENSED PARENT COMPANY FINANCIAL INFORMATION - Condensed Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended											6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Apr. 10, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Operating Expenses:
Other Operating, net	$ 16,746				$ 9,484						$ 17,994	$ 31,397	$ 23,917	$ 40,877	$ 48,718	$ 68,187
Total Operating Expenses	99,951				37,610						171,336	202,630	202,710	377,699	384,101	623,262
Operating Income (Loss)	49,238		$ (4,428)	$ 8,817	(2,234)	$ 15,230	$ 11,604	$ 10,475	$ 9,541	$ 46,502	26,116	74,172	12,996	7,232	17,385	78,122
Non-operating Income (Expense):
Other, net															371
Total Non-operating Income (Expense), net	11,983				(5,704)						(206)	4,872	(11,238)	(7,438)	(22,067)	(17,962)
Income (Loss) before Income Tax	61,221				(7,938)						25,910	79,044	1,758	(206)	(4,682)	60,160
Income Tax Expense / (Benefit)	9,468				(1,898)							14,875	547	161	(778)	14,088
Net Income (Loss)	$ 51,753	$ 12,416	$ (8,042)	$ 2,927	$ (6,040)	$ 7,251	$ 5,018	$ 3,973	$ 3,713	$ 33,368	$ 25,910	$ 64,169	$ 1,211	(367)	(3,904)	46,072
Parent Company
Operating Expenses:
Other Operating, net														564	179	439
Total Operating Expenses														564	179	439
Operating Income (Loss)														(564)	(179)	(439)
Non-operating Income (Expense):
Equity in Income / (Loss) of Subsidiaries														197	(3,725)	46,283
Other, net																228
Total Non-operating Income (Expense), net														197	(3,725)	46,511
Income (Loss) before Income Tax														(367)	(3,904)	46,072
Net Income (Loss)														$ (367)	$ (3,904)	$ 46,072